Consolidated Statements Of Redeemable Interest And Stockholders' Deficit / Parent Company Equity (Deficit) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Beginning Balance	$ 0
Beginning Balance, Units	504,168
Redemption value adjustment	3,292,618
Stock-based compensation expense	28,851
Net income	1,143	$ 0	$ 0
Effect of reorganization transactions (Value)	149,917
Issuance of common stock (Value)	76
Use of IPO proceeds as consideration for Yuma's transfer of LLC common unit(Value)	(693,781)
Establishment of tax receivable agreement	36,864
Net income subsequent to reorganization transactions	1,143
Redemption value adjustment	(3,292,618)
Ending Balance	(3,075,767)	0
Ending Balance, Units	0	504,168
IPO [Member]
Statement [Line Items]
Issuance of common stock (Value)	693,781
Redeemable preferred units [Member]
Statement [Line Items]
Effect of reorganization transactions (Value)	(525,595)
Redeemable preferred units [Member] | Issuance Of Dividend To Parent And Cancellation Of Common Shares [Member]
Statement [Line Items]
Series A redeemable preferred units		500,000
Redeemable preferred units [Member] | Paid In Kind Dividend [Member]
Statement [Line Items]
Series A redeemable preferred units	21,427	4,168
Redeemable Other Non Controlling Interests [Member]
Statement [Line Items]
Net income subsequent to reorganization transactions	2,446
Redemption value adjustment	3,292,618
Effect of reorganization transactions (Value)	265,564
Accumulated Net Parent Investment [Member]
Statement [Line Items]
Beginning Balance	(3,035)	456,047	231,064
Stock-based compensation expense	3,143	3,048	4,306
Net income		50,913	124,348
Net transfers from Parent			427,725
Dividend distribution to Parent			(331,396)
Issuance of Series A redeemable preferred units as dividend to parent and cancellation of common shares		(500,000)
Paid-in-kind dividend for Series A redeemable preferred units	(21,427)	(4,168)
Net transfers to Parent	(31,544)	(8,875)
Net income prior to reorganization transactions	117,744
Distribution to Yuma, Yuma subs and TPG	(175,000)
Effect of reorganization transactions (Value)	110,119
Ending Balance	0	(3,035)	456,047
Common Stock [Member] | Common Class A [Member]
Statement [Line Items]
Beginning Balance	$ 0	$ 0	$ 0
Beginning Balance, Shares	0	0	0
Effect of reorganization transactions (Value)	$ 2
Effect of reorganization transactions (Shares)	15,279,190
Issuance of common stock (Shares)	16,875
Ending Balance	$ 5	$ 0	$ 0
Ending Balance, Shares	45,886,065	0	0
Common Stock [Member] | Common Class A [Member] | IPO [Member]
Statement [Line Items]
Issuance of common stock (Value)	$ 3
Issuance of common stock (Shares)	30,590,000
Common Stock [Member] | Common Class B [Member]
Statement [Line Items]
Beginning Balance	$ 0	$ 0	$ 0
Beginning Balance, Shares	0	0	0
Issuance of common stock (Value)	$ 10
Issuance of common stock (Shares)	128,794,522
Use of IPO proceeds as consideration for Yuma's transfer of LLC common unit(Shares)	(30,590,000)
Ending Balance	$ 10	$ 0	$ 0
Ending Balance, Shares	98,204,522	0	0
Additional Paid-in Capital [Member] | Common Class B [Member]
Statement [Line Items]
Beginning Balance	$ 0	$ 0	$ 0
Stock-based compensation expense	28,851
Effect of reorganization transactions (Value)	149,915
Issuance of common stock (Value)	66
Use of IPO proceeds as consideration for Yuma's transfer of LLC common unit(Value)	(693,781)
Establishment of tax receivable agreement	36,864
Redemption value adjustment	(215,693)
Ending Balance	0	0	0
Additional Paid-in Capital [Member] | Common Class B [Member] | IPO [Member]
Statement [Line Items]
Issuance of common stock (Value)	693,778
Accumulated deficit [Member] | Common Class B [Member]
Statement [Line Items]
Beginning Balance	0	0	0
Net income subsequent to reorganization transactions	1,143
Redemption value adjustment	(3,076,925)
Ending Balance	(3,075,782)	0	0
Preferred Stock [Member] | Redeemable preferred units [Member]
Statement [Line Items]
Beginning Balance, Units	504,168	0	0
Ending Balance, Units	0	504,168	0
Preferred Stock [Member] | Redeemable Other Non Controlling Interests [Member]
Statement [Line Items]
Beginning Balance, Units	0	0	0
Ending Balance, Units	$ 3,560,628	$ 0	$ 0